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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended: September 30, 2004


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York          November 3, 2004
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   92956
                                          (thousands)

List of Other Included Managers:          None






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
                         TITLE OF                      VALUE      SHRS. OR               PUT/    INVEST.   OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS         CUSIP     (X$1000)     PRN. AMT.     SH/PRN    CALL     DISCR.    MNGR. SOLE  SHARED  NONE
Aetna                         COM     00817Y108         1569        15,700         SH               SOLE          SOLE
Amazon.com                    COM      23135106         5482       134,200         SH               SOLE          SOLE
American Int'l Group          COM      26874107         4175        61,400         SH               SOLE          SOLE
Bank of America               COM      60505104         5204       120,100         SH               SOLE          SOLE
Biogen                        COM     09062X103         1113        18,200         SH               SOLE          SOLE
Boeing                        COM      97023105         6277       121,600         SH               SOLE          SOLE
BP PLC                        ADR      55622104          230         4,000         SH               SOLE          SOLE
Broadcom                  CLASS A     111320107         4615       169,100         SH               SOLE          SOLE
Cisco Systems                 COM     17275R102         4270       235,900         SH               SOLE          SOLE
Conocophillips                COM     20825C104         1036        12,500         SH               SOLE          SOLE
Federal Home Loan             COM     313400301         2244        34,400         SH               SOLE          SOLE
Federal Nat'l Mtge.           COM     313586109         3918        61,800         SH               SOLE          SOLE
First Data                    COM     319963104         1179        27,100         SH               SOLE          SOLE
Genentech                     COM     368710406         3329        63,500         SH               SOLE          SOLE
General Electric              COM     369604103         5865       174,700         SH               SOLE          SOLE
General Motors                COM     370442105         3037        71,600         SH               SOLE          SOLE
Gillette                      COM     375766102         1882        45,100         SH               SOLE          SOLE
Halliburton                   COM     406216101           94         2,800         SH               SOLE          SOLE
Johnson & Johnson             COM     478160104         5594        99,300         SH               SOLE          SOLE
Juniper Networks              COM     48203R104         4210       178,400         SH               SOLE          SOLE
Lehman Bros. Holdings         COM     524908100          668         8,400         SH               SOLE          SOLE
Marvell Tech. Group           ORD     G5876H105         3274       125,300         SH               SOLE          SOLE
Procter & Gamble              COM     742718109         2998        55,400         SH               SOLE          SOLE
SBC Communications            COM     78387G103         1637        63,100         SH               SOLE          SOLE
Texas Instruments             COM     882508104         4199       197,300         SH               SOLE          SOLE
3M                            COM     88579Y101         5109        63,900         SH               SOLE          SOLE
Tyco Int'l                    COM     902124106         1478        48,200         SH               SOLE          SOLE
United Technologies           COM     913017109         3614        38,700         SH               SOLE          SOLE
Verizon Comm.                 COM     92343V104         3280        83,200         SH               SOLE          SOLE
Wachovia                      COM     929903102         1376        29,300         SH               SOLE          SOLE